Financial Instruments - Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 11,974.6	$ 11,719.8
Ending balance	11,293.3	11,974.6
Opening balance	7,797.1
Ending balance	7,353.2	7,797.1
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	59.6	35.0
Adding Shares		58.8
Disposal Claim		(34.8)
Ending balance	59.9	59.6
Opening balance	108.9	122.2
Market value	16.5	(13.3)
Ending balance	$ 125.4	$ 108.9